Managed Container Fleet (Tables)	12 Months Ended
Dec. 31, 2020
Revenue From Contract With Customer [Abstract]
Schedule of Company's Leasing Equipment for Owned and Managed Fleet

The Company’s container leasing equipment for the owned and managed fleet as of December 31, 2020 and 2019, were as follows:

	2020			2019
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
Containers - owned fleet	$5,740,717	$(1,619,304)	$4,121,413	$5,582,986	$(1,442,986)	$4,140,000
Containers - managed fleet	3,926	(287)	3,639	16,332	(181)	16,151
Total containers	$5,744,643	$(1,619,591)	$4,125,052	$5,599,318	$(1,443,167)	$4,156,151

Summary of Total Lease Management Fee Income from Managed Fleet, Including Management Fees Earned from Acquisition Fees and Sales Commissions

Total management fee income from the managed fleet, including management fees earned from acquisition fees and sales commissions during 2020, 2019 and 2018 were as follows (also, see Note 4 “Transactions with Affiliates and Container Investors”):

	2020	2019	2018
Lease rental income - managed fleet	$62,448	$101,901	$111,342
Less: distribution expense to managed fleet container investors	(57,311)	(93,858)	(102,992)
Less: depreciation and interest expense on managed containers purchased on or after January 1, 2019	(730)	(394)	—
Management fees from leasing	4,407	7,649	8,350
Management fees from non-leasing services	5,271	7,590	8,529
Total management fees	$9,678	$15,239	$16,879

Summary of Reconciliation of Balance Sheet Accounts From the Managed Fleet to Total Amount in Condensed Consolidated Balance Sheets	The following table provides a reconciliation of the balance sheet accounts from the managed fleet to the total amount as of December 31, 2020 and 2019 in the consolidated balance sheets
	2020	2019
Accounts receivable - owned fleet	$97,950	$96,158
Accounts receivable - managed fleet	10,628	13,226
Total accounts receivable	$108,578	$109,384

Prepaid expenses and other current assets - owned fleet	$13,614	$14,627
Prepaid expenses and other current assets - managed fleet	99	189
Total prepaid expenses and other current assets	$13,713	$14,816

Accounts payable and accrued expenses - owned fleet	$23,198	$21,451
Accounts payable and accrued expenses - managed fleet	1,187	1,953
Total accounts payable and accrued expenses	$24,385	$23,404

Container contracts payable - owned fleet	$231,647	$9,394
Total container contracts payable	$231,647	$9,394